UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2017 to December 31, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2017 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK
Brazil — 3.8%
Banco do Brasil SA	3,729,400	$35,775
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,401,400	14,645
Fleury S.A.	1,393,900	12,443
JBS SA	5,909,200	17,476
Smiles Fidelidade S.A.	1,166,600	26,693
Suzano Papel e Celulose S.A.	4,164,600	23,465
Vale S.A., Class B ADR	4,518,818	55,265

		185,762

China — 32.3%
Agile Group Holdings Ltd.	8,526,000	12,943
Alibaba Group Holding Ltd. ADR[1]	1,153,063	198,823
Anhui Conch Cement Co. Ltd., Class H	8,389,500	39,462
Bank of China Ltd., Class H	119,723,000	58,844
Beijing Enterprises Holdings Ltd.	2,311,500	13,728
China Communications Construction Co. Ltd., Class H	31,696,000	36,025
China Construction Bank Corp., Class H	175,874,000	162,078
China Everbright International Ltd.	16,382,000	23,400
China Lumena New Materials Corp.[1,2],3	10,564,000	—
China Mobile Ltd.	5,364,000	54,410
China Mobile Ltd. ADR	626,280	31,652
China Petroleum & Chemical Corp., Class H	110,234,000	80,847
China Railway Construction Corp. Ltd., Class H	16,703,000	19,369
China Railway Group Ltd., Class H	19,230,000	14,227
Citic Pacific Ltd.	8,210,000	11,853
Country Garden Holdings Co. Ltd.	8,030,000	15,314
Dongfeng Motor Group Co. Ltd., Class H	17,176,000	20,797
Fosun International Ltd.	14,152,000	31,373
Geely Automobile Holdings Ltd.	8,818,000	30,586
Guangzhou Automobile Group Co. Ltd., Class H	12,708,000	30,124
Guangzhou R&F Properties Co. Ltd., Class H	10,026,000	22,611
KWG Property Holding Ltd.	15,313,000	17,895
Momo Inc. ADR[1]	432,800	10,595
NetEase Inc. ADR	56,000	19,324
New Oriental Education & Technology Group ADR	521,300	49,002
Ping An Insurance Group Co. of China Ltd., Class H	10,518,500	109,522
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,988,100	21,624
Shimao Property Holdings Ltd.	9,011,500	19,608
Sinopharm Group Co. Ltd., Class H	3,488,000	15,090
Tencent Holdings Ltd.	6,649,100	345,525
Xinyi Glass Holdings Ltd.	18,184,000	23,694
YY Inc. ADR[1]	327,200	36,993

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2017 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

China — (continued)
Zhejiang Expressway Co. Ltd., Class H	14,876,000	$16,356

		1,593,694

Czech Republic — 0.3%
CEZ AS	593,917	13,848

Hungary — 0.3%
Richter Gedeon Nyrt	522,028	13,668

India — 10.1%
Adani Ports & Special Economic Zone Ltd.	3,922,963	24,932
Bharat Electronics Ltd.	7,233,152	20,642
Biocon Ltd.	991,688	8,348
Cipla Ltd.	1,872,150	17,848
HCL Technologies Ltd.	1,512,937	21,108
Hindalco Industries Ltd.	10,645,114	45,623
Hindustan Petroleum Corp. Ltd.	5,244,558	34,395
Hindustan Unilever Ltd.	1,635,527	35,050
ICICI Bank Ltd. ADR	3,063,230	29,805
Indiabulls Housing Finance Ltd.	1,015,996	19,047
Larsen & Toubro Ltd.	722,428	14,241
Maruti Suzuki India Ltd.	287,373	43,806
Reliance Capital Ltd.	2,464,999	22,367
Reliance Infrastructure Ltd.	1,837,307	15,943
Rural Electrification Corp. Ltd.	7,520,569	18,351
Sintex Plastics Technology Ltd.[1]	8,683,334	11,394
State Bank of India	5,142,971	24,971
Titan Co. Ltd.	2,074,767	27,895
UPL Ltd.	1,336,152	15,966
Vedanta Ltd.	8,939,958	46,207

		497,939

Indonesia — 0.8%
Gudang Garam Tbk PT	2,164,000	13,366
Indofood Sukses Makmur Tbk PT	17,614,200	9,899
Telekomunikasi Indonesia Persero Tbk PT	56,738,700	18,568

		41,833

Malaysia — 2.0%
AirAsia Bhd	25,057,800	20,742
CIMB Group Holdings Bhd	14,081,800	22,756
Malayan Banking Bhd	8,460,132	20,487
Tenaga Nasional Bhd	9,226,600	34,791

		98,776

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2017 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Mexico — 0.7%
Alfa SAB de CV, Class A	9,207,600	$10,138
Arca Continental SAB de CV	1,173,247	8,124
Gruma SAB de CV, Class B	901,140	11,428
Grupo Mexico SAB de CV, Class B	2,087,500	6,893

		36,583

Poland — 1.1%
PGE Polska Grupa Energetyczna SA	2,956,228	10,234
Polski Koncern Naftowy Orlen SA	794,780	24,202
Powszechny Zaklad Ubezpieczen SA	1,710,215	20,713

		55,149

Russia — 4.9%
Lukoil PJSC ADR	1,161,213	66,444
Mobile Telesystems ADR	2,329,300	23,735
Sberbank of Russia ADR	7,685,507	130,116
X5 Retail Group NV GDR[1]	526,943	19,903

		240,198

South Africa — 2.7%
Barloworld Ltd.	1,783,650	23,003
Exxaro Resources Ltd.	2,180,177	28,634
FirstRand Ltd.	5,586,468	30,365
MMI Holdings Ltd.	6,555,765	11,127
Mondi Ltd.	537,712	13,876
Nedbank Group Ltd.	601,370	12,448
Redefine Properties Ltd.[4]	13,969,697	12,081

		131,534

South Korea — 15.3%
Hana Financial Group Inc.	1,111,741	51,675
Hanwha Corp.	644,868	24,937
Hyosung Corp.	69,865	9,094
Hyundai Marine & Fire Insurance Co. Ltd.	516,988	22,674
KB Financial Group Inc.	1,207,044	71,437
Kia Motors Corp.	815,380	25,515
Korea Electric Power Corp.	810,105	28,796
LG Corp.	480,920	40,870
LG Display Co. Ltd.	585,792	16,305
POSCO	45,237	14,071
POSCO ADR	228,100	17,821
Samsung Electronics Co. Ltd.	105,739	251,227
SK Hynix Inc.	1,537,253	109,185
SK Innovation Co. Ltd.	167,634	31,980
SK Telecom Co. Ltd.	130,788	32,619

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2017 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

South Korea — (continued)
SK Telecom Co. Ltd. ADR	248,660	$6,940

		755,146

Taiwan — 9.9%
Catcher Technology Co. Ltd.	2,181,000	24,039
Compal Electronics Inc.	18,060,316	12,927
Compeq Manufacturing Co. Ltd.	26,714,000	34,471
FLEXium Interconnect Inc.	2,488,904	8,907
Fubon Financial Holding Co. Ltd.	19,127,000	32,587
HON HAI Precision Industry Co. Ltd.	30,472,623	97,485
Inventec Corp.	23,067,000	18,410
Lite-On Technology Corp.	10,114,202	13,799
Merry Electronics Co. Ltd.	2,639,000	17,248
Pegatron Corp.	10,406,000	25,177
Powertech Technology Inc.	7,264,000	21,481
Taiwan Semiconductor Manufacturing Co. Ltd.	3,934,000	30,339
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,039,300	120,508
WPG Holdings Ltd.	9,715,000	12,863
Yuanta Financial Holding Co. Ltd.	42,454,850	19,688

		489,929

Thailand — 4.4%
Charoen Pokphand Foods PCL	28,744,300	21,168
Kiatnakin Bank PCL	7,116,000	17,304
Krung Thai Bank PCL	12,299,600	7,246
PTT PCL	7,149,500	96,526
Sansiri PCL	204,369,666	13,671
Thai Oil PCL	9,516,700	30,223
Thanachart Capital PCL	11,189,700	19,313
Tisco Financial Group PCL	5,327,400	14,364

		219,815

Turkey — 2.5%
Tekfen Holding AS	8,384,568	37,604
Turkcell Iletisim Hizmetleri AS	8,618,296	35,196
Turkiye Garanti Bankasi AS	9,919,767	28,054
Turkiye Vakiflar Bankasi TAO, Class D	12,715,297	22,710

		123,564

United Arab Emirates — 0.7%
DAMAC Properties Dubai Co. PJSC	11,151,560	10,020
Dubai Investments PJSC	13,173,636	8,644
Dubai Islamic Bank PJSC	7,796,362	13,119

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2017 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

United Arab Emirates — (continued)
First Abu Dhabi Bank PJSC	1,563,404	$4,360

		36,143

Total Common Stock
(Cost $3,472,281) — 91.8%		4,533,581

PREFERENCE STOCK
Brazil — 2.1%
Braskem SA	1,554,787	20,094
Itausa - Investimentos Itau SA	23,472,701	76,565
Petroleo Brasileiro SA, Class A ADR[1]	954,400	9,382

		106,041

South Korea — 1.5%
LG Chemical Ltd.	36,289	8,429
Samsung Electronics Co. Ltd., Class Preference	33,732	65,690

		74,119

Total Preference Stock
(Cost $114,654) — 3.6%		180,160

EXCHANGE TRADED FUNDS
iShares MSCI Emerging Markets ETF	623,414	29,375
Vanguard FTSE Emerging Markets ETF	1,259,194	57,810

Total Exchange Traded Funds
(Cost $85,520) — 1.8%		87,185

Total Investments — 97.2%
(Cost $3,672,455)		4,800,926

Other Assets in Excess of Liabilities — 2.8%		136,878

Net Assets — 100.0%		$4,937,804

A list of the open futures contracts held by the Fund at December 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
MSCI Emerging Markets E-MINI	1,680	Mar-2018	$94,257	$97,751	$3,494

*	Except for share and futures contract data.

SCHEDULE OF INVESTMENTS (000) (continued)

December 31, 2017 (Unaudited)

1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of December 31, 2017 was $— and represented 0.0% of net assets.
3	Security is fair valued at zero due to company’s insolvency. Level 3 security in accordance with fair value hierarchy.
4	Real Estate Investment Trust.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2017:

Investments in Securities	Level 1	Level 2†	Level 3††		Total
Common Stock
Brazil	$185,762	$—	$—		$185,762
China	1,593,694	—	—	^	1,593,694
Czech Republic	13,848	—	—		13,848
Hungary	13,668	—	—		13,668
India	497,939	—	—		497,939
Indonesia	41,833	—	—		41,833
Malaysia	98,776	—	—		98,776
Mexico	36,583	—	—		36,583
Poland	55,149	—	—		55,149
Russia	240,198	—	—		240,198
South Africa	131,534	—	—		131,534
South Korea	82,895	672,251	—		755,146
Taiwan	489,929	—	—		489,929
Thailand	2,190	217,625	—		219,815
Turkey	123,564	—	—		123,564
United Arab Emirates	18,664	17,479	—		36,143

Total Common Stock	3,626,226	907,355	—		4,533,581

Preference Stock
Brazil	106,041	—	—		106,041
South Korea	—	74,119	—		74,119

Total Preference Stock	106,041	74,119	—		180,160

Exchange Traded Funds	87,185	—	—		87,185

Total Investments in Securities	$3,819,452	$981,474	$—		$4,800,926

Other Financial Instruments – Liabilities	Level 1	Level 2	Level 3		Total
Futures*	$3,494	$—	$—		$3,494

Total Liabilities	$3,494	$—	$—		$3,494

*	Futures contracts are valued at the unrealized appreciation on the instruments.
†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading, due to “Foreign Line” securities using “Local Line” prices, or due to markets being closed.

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2017 (Unaudited)

††	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
^	Security is fair valued at zero due to company’s insolvency. Level 3 security in accordance with fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party pricing vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. At December 31, 2017, securities with a value of $2,663,363, which represented 53.9% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year end, primarily due to market movements following the close of local trading that triggered the fair valuation of certain securities at the beginning of the period and did not trigger fair valuation at the end of the period. At December 31, 2017, securities with a value of $4,359, which represented 0.1% of the net assets of the Fund, transferred from Level 1 to Level 2 since the prior fiscal year end, primarily due to market movements following the close of local trading that did not trigger the fair valuation of certain securities at the beginning of the fiscal year, but triggered fair valuation at the end of the period.

At December 31, 2017, there were no transfers into Level 3 investments in securities.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-2200

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: March 1, 2018

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: March 1, 2018